Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 1,264.6	$ 1,253.1
Additions	61.1	35.8
Disposals	(7.3)	(2.9)
Impairment	(37.1)	(26.0)
Exchange differences	3.2	4.1
Other		0.5
Cost, Ending balance	1,284.5	1,264.6
Accumulated depreciation, Beginning balance	(589.9)	(536.7)
Charge for the year	(60.0)	(65.2)
Disposals	6.5	2.6
Impairment	20.2	11.7
Exchange differences	(1.8)	(2.3)
Other	(0.6)
Accumulated depreciation, Ending balance	(625.6)	(589.9)
Net book amount	658.9	674.7
Land [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	18.3	18.3
Additions	0.2
Disposals
Impairment
Exchange differences
Other
Cost, Ending balance	18.5	18.3
Net book amount	18.5	18.3
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	210.5	210.4
Additions	3.0
Impairment	(3.5)
Exchange differences	0.2	0.1
Cost, Ending balance	210.2	210.5
Accumulated depreciation, Beginning balance	(76.2)	(67.3)
Charge for the year	(8.8)	(8.8)
Exchange differences	(0.2)	(0.1)
Accumulated depreciation, Ending balance	(85.2)	(76.2)
Net book amount	125.0	134.3
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	984.9	981.2
Additions	47.7	28.6
Disposals	(7.3)	(2.9)
Impairment	(33.6)	(26.0)
Exchange differences	3.0	4.0
Cost, Ending balance	994.7	984.9
Accumulated depreciation, Beginning balance	(513.7)	(469.4)
Charge for the year	(51.2)	(56.4)
Disposals	6.5	2.6
Impairment	20.2	11.7
Exchange differences	(1.6)	(2.2)
Other	(0.6)
Accumulated depreciation, Ending balance	(540.4)	(513.7)
Net book amount	454.3	471.2
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	50.9	43.2
Additions	10.2	7.2
Other		0.5
Cost, Ending balance	61.1	50.9
Net book amount	$ 61.1	$ 50.9